Fees Summary	Dec. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 991,000.00
Previously Paid Amount	0.00
Total Fee Amount	136.86
Total Offset Amount	0.00
Net Fee	136.86
Narrative - Max Aggregate Offering Price	$ 991,000.00
Final Prospectus	true